Other Assets and Receivable - Summary of information about right of use assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	€ 199	€ 211
Additions	34	23
Disposals	(8)	(14)
Modification of lease contracts	3	17
Depreciation through income statement	(41)	(49)
Net exchange differences	(2)	10
Transfers from disposal groups	(28)
Other	1
At December 31	158	199
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	339
At December 31	295	339
Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(140)
At December 31	(138)	(140)
Real estate held for own use [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	182	193
Additions	24	12
Disposals	(8)	(14)
Modification of lease contracts	3	17
Depreciation through income statement	(29)	(36)
Net exchange differences	(2)	10
Transfers from disposal groups	(28)
Other	2
At December 31	143	182
Real estate held for own use [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	287
At December 31	256	287
Real estate held for own use [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(105)
At December 31	(113)	(105)
Equipment 1 [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	14	15
Additions	10	9
Disposals		0
Depreciation through income statement	(10)	(11)
Net exchange differences	1	1
Other	0
At December 31	14	14
Equipment 1 [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	43
At December 31	35	43
Equipment 1 [member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(29)
At December 31	(21)	(29)
Other Assets [Member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	3	3
Additions	1	2
Disposals		0
Depreciation through income statement	(1)	(2)
Net exchange differences	0	(1)
Other	(1)
At December 31	1	3
Other Assets [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	8
At December 31	4	8
Other Assets [Member] | Accumulated impairment [member]
Disclosure of quantitative information about right-of-use assets [line items]
At January 1	(6)
At December 31	€ (3)	€ (6)